Income taxes - Movement in deferred tax balances (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Balance, beginning of year	₽ (52,477)	₽ (434,824)
Recognized in profit or loss	277,152	370,089	₽ 100,185
Recognized in equity	(12,445)
Acquired in business combination		12,445
Effect of movement in exchange rates	(984)	(187)
Balance, end of year	211,246	(52,477)	(434,824)
Property and equipment
Income taxes
Balance, beginning of year	2,149	(4,478)
Recognized in profit or loss	5,773	6,629
Effect of movement in exchange rates	(23)	(2)
Balance, end of year	7,899	2,149	(4,478)
Intangible assets
Income taxes
Balance, beginning of year	(511,697)	(607,471)
Recognized in profit or loss	112,910	95,799
Effect of movement in exchange rates	240	(25)
Balance, end of year	(398,547)	(511,697)	(607,471)
Unused vacation accruals
Income taxes
Balance, beginning of year	21,942	11,567
Recognized in profit or loss	5,138	10,411
Effect of movement in exchange rates	(119)	(36)
Balance, end of year	26,961	21,942	11,567
Employee benefits
Income taxes
Balance, beginning of year	37,799	30,502
Recognized in profit or loss	6,916	7,321
Effect of movement in exchange rates	6	(24)
Balance, end of year	44,721	37,799	30,502
Contract liabilities
Income taxes
Balance, beginning of year	329,221	140,143
Recognized in profit or loss	77,240	189,179
Effect of movement in exchange rates	(903)	(101)
Balance, end of year	405,558	329,221	140,143
Trade and other payables
Income taxes
Balance, beginning of year	15,210	6,408
Recognized in profit or loss	(6,982)	8,798
Effect of movement in exchange rates	(194)	4
Balance, end of year	8,034	15,210	6,408
Loans and borrowings
Income taxes
Balance, beginning of year	(11,383)	(16,947)
Recognized in profit or loss	6,126	5,564
Balance, end of year	(5,257)	(11,383)	(16,947)
Right-of-use assets and lease liabilities
Income taxes
Balance, beginning of year	5,251	5,452
Recognized in profit or loss	(713)	(198)
Effect of movement in exchange rates	9	(3)
Balance, end of year	4,547	5,251	₽ 5,452
Tax benefit from LTIPs - income
Income taxes
Balance, beginning of year	46,586
Recognized in profit or loss	46,823	46,586
Balance, end of year	93,409	46,586
Tax benefit from LTIPs - equity
Income taxes
Balance, beginning of year	12,445
Recognized in equity	(12,445)
Acquired in business combination		12,445
Balance, end of year		₽ 12,445
Tax Losses Carry-Forward In Subsidiary
Income taxes
Recognized in profit or loss	23,921
Balance, end of year	₽ 23,921